Members' Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Membre Capital [Abstract]
Members' Capital	The members’ capital balances by class are as follows:
	June 30,	December 31,
Class	2015	2014
B Preferred Units	$1,000	$1,000
A Common Units	2,055	2,057

Members’ Capital	$3,055	$3,057

The members’ capital balances by class are as follows:
Class	December 31, 2014	December 31, 2013
B Preferred Units	$1,000	$–
A Common Units	2,057	1,904

Members’ Capital	$3,057	$1,904